Average Annual Total Returns - FidelityHealthSavingsFunds-RetailComboPRO - FidelityHealthSavingsFunds-RetailComboPRO - Fidelity Health Savings Index Fund	Nov. 29, 2022
Fidelity Health Savings Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.15%
Since Inception	8.34%
LB001
Average Annual Return:
Past 1 year	(1.54%)
Since Inception	1.02%	[1]
IXXJ7
Average Annual Return:
Past 1 year	4.99%
Since Inception	7.90%	[1]
IXXJ8
Average Annual Return:
Past 1 year	4.58%
Since Inception	7.73%	[1]

[1]	A From March 2, 2020